CONVERTIBLE DEBENTURES (Details) - USD ($)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
IfrsStatementLineItems [Line Items]
Balance at beginning	$ 459,927	$ 1,190,045
Interest expense and accretion	8,427	63,427	$ 158,736
Conversion of convertible debentures	(451,644)	(777,286)
Reallocation of interest to accounts payable	(16,710)	(16,259)
Balance at end		459,927	1,190,045
Liability Component
IfrsStatementLineItems [Line Items]
Balance at beginning	409,960	1,044,772
Interest expense and accretion	8,427	63,427
Conversion of convertible debentures	(401,677)	(681,980)
Reallocation of interest to accounts payable	(16,710)	(16,259)
Balance at end		409,960	1,044,772
Equity Component
IfrsStatementLineItems [Line Items]
Balance at beginning	49,967	145,273
Interest expense and accretion
Conversion of convertible debentures	(49,967)	(95,306)
Reallocation of interest to accounts payable
Balance at end		$ 49,967	$ 145,273